Significant Accounting Policies - Oil and Gas Properties (Details)	12 Months Ended
Dec. 31, 2016 ft³ / Boe
Oil and Gas Properties
Minimum project period for capitalization of interest on expenditures	6 months
Unit conversion ratio	6,000